Summary of Companys Fixed Stock Option Plans (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012
Number of Options
Number of Options, Outstanding, January 1, 2012	6,915,323
Number of new options granted	1,471,746
Number of options, Exercised	(3,733,028)
Number of options, Vested
Number of options forfeited	(39,050)
Number of nonvested options, Expired	(388,350)
Number of options, December 31, 2012	4,226,641
Number of Options, Vested or expected to vest at December 31, 2012	4,149,128	[1]
Number of Options, Exercisable at December 31, 2012	2,798,045
Weighted average exercise price
Weighted average exercise price, Outstanding, January 1, 2012	53.42
Weighted average exercise price of new options granted	78.19
Weighted average exercise price of options exercised	50.53
Weighted average exercise price of options vested
Weighted average exercise price, Forfeited	63.25
Weighted average exercise price, Expired	62.43
Weighted average exercise price, Outstanding, December 31, 2012	63.69
Weighted average exercise price of options Vested or expected to vest at December 31, 2012	63.35	[1]
Weighted average grant date fair value, exercisable at December 31, 2012	56.44
Weighted average grant date fair value
Weighted average grant date fair value of nonvested options, Exercisable at December 31, 2012	53.28	[2]
Non Vested Options
Number of Options
Number of Options, Outstanding, January 1, 2012	2,650,050
Number of new options granted	1,471,746
Number of options forfeited	(38,450)
Number of nonvested options, Expired	(385,100)
Number of options, December 31, 2012	1,428,596
Number of nonvested options vested	(2,269,650)
Number of options, Vested or expected to vest at December 31, 2012		[1]
Number of options, Exercisable at December 31, 2012
Weighted average grant date fair value
Weighted average grant date fair value of nonvested options, Outstanding, January 1, 2012	16.04
Weighted average grant date fair value of new nonvested options granted	19.04
Weighted average grant date fair value of nonvested options Exercised
Weighted average grant date fair value of nonvested options vested	14.69
Weighted average grant date fair value of nonvested options forfeited	17.14
Weighted average grant date fair value of nonvested options, expired	12.12
Weighted average grant date fair value of nonvested options outstanding, December 31, 2012	20.7
Weighted average grant date fair value of nonvested options, Vested or expected to vest at December 31, 2012		[1]
Weighted average grant date fair value of nonvested options, Exercisable at December 31, 2012

[1]	As at December 31, 2012, the weighted average remaining term of vested or expected to vest options was 6.4 years with an aggregate intrinsic value of $156 million.
[2]	As at December 31, 2012, the total number of in-the-money TSARs outstanding was 168,075 with a weighted-average exercise price of $53.28. The weighted-average years to expiration of exercisable TSARs is 3.4 years.